Stock-Based Compensation (Summary Of UNBC's Compensation Related Costs) (Details) (UNBC [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
UNBC [Member]
Stock-Based Compensation [Line Items]
Compensation costs	$ 15	$ 3
Tax benefit	6	1
Unrecognized compensation costs	$ 22	$ 16